AMOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
AMOUNTS RECEIVABLE AND PREPAID EXPENSES
Schedule of Amounts Receivable and Prepaid Expenses
	December 31	December 31
	2023	2022
Sales tax receivable	$63	$66
Interest, refundable deposits, and other receivables [1]	595	64
Prepaid expenses [2]	2,250	2,532
Total	$2,908	$2,662